Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2021 and 2020 consist of the following:

(in thousands)	Note	2021	2020
Fair value of derivative instruments	(14)	$181,858	$51,464
Payroll and related accruals		100,756	99,085
Other liabilities		66,589	67,244
Deferred revenue	(4)	63,368	57,066
Accrued expenses		54,271	51,026
Income tax payable	(17)	27,669	14,354
Accrued contingent consideration and milestone payments	(15)	24,100	23,593
Operating lease liabilities	(12)	22,048	23,450
Accrued royalties	(20)	12,559	7,427
Cash collateral	(14)	9,200	600
Accrued interest on long-term debt	(16)	4,488	4,575
Restructuring	(6)	1,714	11,599
Total accrued and other current liabilities		$568,620	$411,483